Corporate debt (Tables)	6 Months Ended
Jun. 30, 2019
Corporate debt [Abstract]
Corporate debt
The breakdown of the corporate debt as of June 30, 2019 and December 31, 2018 is as follows:

	Balance as of June 30,	Balance as of December 31,
	2019	2018
	($ in thousands)
Non-current	677,750	415,168
Current	11,842	268,905
Total Corporate Debt	689,592	684,073

Repayment schedule for corporate debt
The repayment schedule for the corporate debt as of June 30, 2019 is as follows:

	Remainder of 2019	Between January and June 2020	2021	2022	2023	Subsequent years	Total
	($ in thousands)
New Revolving Credit Facility	167	-	72,963	-	-	-	73,130
Note Issuance Facility	246	-	-	102,480	101,715	101,632	306,072
2017 Credit Facility	11,356	-	-	-	-	-	11,356
2019 Note Issuance Facility	73	-	-	-	-	298,960	299,034
Total	11,842	-	72,963	102,480	101,715	400,592	689,592